RELATED PARTY TRANSACTIONS (Due From Affiliated Companies) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 1,322	$ 1,846
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	10	102
Shun Tak Group [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	110	236
Melco's subsidiary [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1,740	1,841
Melco's Associated Company [Member] | Maximum [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 4	$ 4